Certain risks and concentration (Details) - Supplier Concentration Risk [Member] - Purchases	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member]
Certain risks and concentration
Concentration risk (as on percentage)	21.00%	17.00%
Supplier B [Member]
Certain risks and concentration
Concentration risk (as on percentage)	12.00%	10.00%
ZMI
Certain risks and concentration
Concentration risk (as on percentage)	0.00%	40.00%